AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.5%
Health Care – 20.3%
Biotechnology – 4.8%
Amgen, Inc.	93,845	$21,152,663
Regeneron Pharmaceuticals, Inc.(a)	21,070	14,514,491

		35,667,154

Health Care Providers & Services – 8.3%
Cigna Corp.	75,472	20,941,216
Elevance Health, Inc.	72,867	33,099,106
Quest Diagnostics, Inc.	63,109	7,742,843

		61,783,165

Life Sciences Tools & Services – 2.5%
Bio-Rad Laboratories, Inc. - Class A(a)	6,296	2,626,313
PerkinElmer, Inc.	135,249	16,274,512

		18,900,825

Pharmaceuticals – 4.7%
Pfizer, Inc.	153,540	6,718,910
Roche Holding AG (Sponsored ADR)	685,420	27,841,761

		34,560,671

		150,911,815

Financials – 17.5%
Banks – 8.0%
Bank OZK	179,120	7,085,987
JPMorgan Chase & Co.	211,138	22,063,921
Wells Fargo & Co.	751,375	30,220,303

		59,370,211

Capital Markets – 2.8%
Goldman Sachs Group, Inc. (The)	42,290	12,393,084
Northern Trust Corp.	98,543	8,431,339

		20,824,423

Consumer Finance – 0.4%
Capital One Financial Corp.	30,873	2,845,564

Diversified Financial Services – 4.2%
Berkshire Hathaway, Inc. - Class B(a)	118,231	31,570,042

Insurance – 2.1%
Aflac, Inc.	53,163	2,987,761
Allstate Corp. (The)	58,817	7,324,481
Axis Capital Holdings Ltd.	101,060	4,967,099
		15,279,341

		129,889,581

Industrials – 17.1%
Aerospace & Defense – 3.9%
Curtiss-Wright Corp.	45,666	6,354,881
Raytheon Technologies Corp.	127,044	10,399,822
Textron, Inc.	204,393	11,907,936

		28,662,639

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.8%
Expeditors International of Washington, Inc.	32,474	$2,867,779
FedEx Corp.	18,640	2,767,481

		5,635,260

Airlines – 1.4%
Alaska Air Group, Inc.(a)	128,000	5,011,200
Southwest Airlines Co.(a)	173,190	5,341,180

		10,352,380

Building Products – 1.0%
Builders FirstSource, Inc.(a)	131,825	7,767,129

Construction & Engineering – 0.6%
EMCOR Group, Inc.	41,300	4,769,324

Electrical Equipment – 2.5%
Acuity Brands, Inc.	36,443	5,738,679
Emerson Electric Co.	177,259	12,978,904

		18,717,583

Machinery – 3.2%
Altra Industrial Motion Corp.	100,546	3,380,357
Middleby Corp. (The)(a)	20,771	2,662,219
PACCAR, Inc.	89,150	7,460,963
Toro Co. (The)	62,720	5,424,026
Westinghouse Air Brake Technologies Corp.	60,967	4,959,665

		23,887,230

Professional Services – 0.9%
Robert Half International, Inc.	90,567	6,928,375

Road & Rail – 1.9%
Knight-Swift Transportation Holdings, Inc.	286,723	14,029,356

Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc. - Class A	88,078	6,412,959

		127,162,235

Information Technology – 11.1%
Communications Equipment – 0.8%
Cisco Systems, Inc.	157,552	6,302,080

Electronic Equipment, Instruments & Components – 3.0%
IPG Photonics Corp.(a)	79,980	6,746,313
Keysight Technologies, Inc.(a)	80,522	12,670,942
Littelfuse, Inc.	13,920	2,765,765

		22,183,020

IT Services – 5.9%
Accenture PLC - Class A	15,920	4,096,216
Cognizant Technology Solutions Corp. - Class A	111,206	6,387,673
FleetCor Technologies, Inc.(a)	47,429	8,355,567
Mastercard, Inc. - Class A	75,290	21,407,958
Maximus, Inc.	61,930	3,583,889

		43,831,303

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 1.4%
MKS Instruments, Inc.	68,391	$5,651,832
NXP Semiconductors NV	31,090	4,586,086

		10,237,918

		82,554,321

Consumer Discretionary – 11.0%
Auto Components – 0.9%
BorgWarner, Inc.	216,331	6,792,793

Distributors – 1.7%
LKQ Corp.	268,266	12,648,742

Hotels, Restaurants & Leisure – 0.8%
Choice Hotels International, Inc.	55,411	6,068,613

Household Durables – 1.5%
DR Horton, Inc.	167,991	11,314,194

Multiline Retail – 2.3%
Target Corp.	116,022	17,216,504

Specialty Retail – 3.8%
AutoZone, Inc.(a)	3,293	7,053,375
Lowe’s Cos., Inc.	80,370	15,094,290
Ulta Beauty, Inc.(a)	14,140	5,672,827

		27,820,492

		81,861,338

Energy – 5.2%
Energy Equipment & Services – 0.7%
Helmerich & Payne, Inc.	135,752	5,018,752

Oil, Gas & Consumable Fuels – 4.5%
Chevron Corp.	32,164	4,621,002
ConocoPhillips	59,731	6,112,871
EOG Resources, Inc.	91,058	10,173,910
Phillips 66	156,620	12,642,366

		33,550,149

		38,568,901

Consumer Staples – 4.9%
Food & Staples Retailing – 0.9%
Kroger Co. (The)	154,930	6,778,188

Tobacco – 4.0%
Philip Morris International, Inc.	356,424	29,586,756

		36,364,944

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) – 2.2%
Weyerhaeuser Co.	572,820	16,359,739

Company	Shares	U.S. $ Value

Real Estate Management & Development – 1.5%
CBRE Group, Inc. - Class A(a)	165,117	$11,147,049

		27,506,788

Communication Services – 2.4%
Diversified Telecommunication Services – 2.4%
Comcast Corp. - Class A	431,253	12,648,650
Verizon Communications, Inc.	149,370	5,671,579

		18,320,229

Materials – 1.6%
Chemicals – 0.8%
Mosaic Co. (The)	130,440	6,304,165

Metals & Mining – 0.8%
BHP Group Ltd. (Sponsored ADR)(b)	58,358	2,920,235
Steel Dynamics, Inc.	39,358	2,792,450

		5,712,685

		12,016,850

Utilities – 0.7%
Electric Utilities – 0.7%
IDACORP, Inc.	51,315	5,080,698

Total Common Stocks (cost $676,991,130)		710,237,700

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $34,774,643)	34,774,643	34,774,643

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $711,765,773)		745,012,343

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $2,975,361)	2,975,361	2,975,361

Total Investments – 100.6% (cost $714,741,134)(f)		747,987,704
Other assets less liabilities – (0.6)%		(4,765,058)

Net Assets – 100.0%		$743,222,646

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,633,247 and gross unrealized depreciation of investments was $(47,386,677), resulting in net unrealized appreciation of $33,246,570.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$710,237,700	$—	$—	$710,237,700
Short-Term Investments	34,774,643	—	—	34,774,643
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,975,361	—	—	2,975,361

Total Investments in Securities	747,987,704	—	—	747,987,704
Other Financial Instruments(b)	—	—	—	—

Total	$747,987,704	$—	$—	$747,987,704

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,507	$258,823	$240,555	$34,775	$293
Government Money Market Portfolio*	6,838	55,948	59,811	2,975	17
Total	$23,345	$314,771	$300,366	$37,750	$310

*	Investments of cash collateral for securities lending transactions.